AB Cap Fund, Inc.

AB All China Equity Portfolio

Portfolio of Investments

February 28, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Consumer Discretionary – 28.2%
Auto Components – 0.4%
Huayu Automotive Systems Co., Ltd. - Class A	193,100	$766,865

Automobiles – 2.2%
Geely Automobile Holdings Ltd.	600,000	1,940,825
Great Wall Motor Co., Ltd. - Class H	300,500	870,503
Guangzhou Automobile Group Co., Ltd. - Class H	1,342,000	1,243,072

		4,054,400

Diversified Consumer Services – 2.3%
Fu Shou Yuan International Group Ltd.	1,577,000	1,582,371
New Oriental Education & Technology Group, Inc.(a)	14,810	2,639,461

		4,221,832

Hotels, Restaurants & Leisure – 5.1%
Galaxy Entertainment Group Ltd.	411,000	3,749,413
Jiumaojiu International Holdings Ltd.(a) (b) (c)	727,000	2,849,239
Melco Resorts & Entertainment Ltd. (ADR)(a)	133,480	2,891,177

		9,489,829

Household Durables – 1.4%
Midea Group Co., Ltd. - Class A	60,600	870,399
TCL Technology Group Corp. - Class A	1,314,900	1,669,198

		2,539,597

Internet & Direct Marketing Retail – 12.4%
Alibaba Group Holding Ltd.(a)	541,060	16,258,413
Meituan - Class B(a) (c)	146,300	6,570,985

		22,829,398

Specialty Retail – 2.7%
China Tourism Group Duty Free Corp., Ltd. - Class A	51,031	2,422,649
Topsports International Holdings Ltd.(c)	861,000	1,264,196
Zhongsheng Group Holdings Ltd.	224,500	1,387,566

		5,074,411

Textiles, Apparel & Luxury Goods – 1.7%
Li Ning Co., Ltd.	360,500	2,023,324
Shenzhou International Group Holdings Ltd.	53,000	1,099,031

		3,122,355

		52,098,687

Financials – 17.2%
Banks – 11.5%
Bank of Hangzhou Co., Ltd. - Class A	794,200	1,961,471
Bank of Nanjing Co., Ltd. - Class A	1,103,800	1,497,802
China Construction Bank Corp. - Class H	7,283,000	5,846,391
China Merchants Bank Co., Ltd. - Class H	481,000	3,688,670
Industrial Bank Co., Ltd. - Class A	995,300	3,788,712
Ping An Bank Co., Ltd. - Class A	755,373	2,490,249
Shanghai Pudong Development Bank Co., Ltd. - Class A	1,197,670	1,945,679

		21,218,974

Company	Shares	U.S. $ Value
Capital Markets – 2.2%
CITIC Securities Co., Ltd. - Class A	538,310	$2,265,288
GF Securities Co., Ltd. - Class H	573,400	812,603
Huatai Securities Co., Ltd. - Class H(c)	714,200	1,061,555

		4,139,446

Insurance – 3.5%
China Pacific Insurance Group Co., Ltd. - Class H	218,000	1,001,510
Ping An Insurance Group Co. of China Ltd. - Class A	409,993	5,384,631

		6,386,141

		31,744,561

Communication Services – 11.4%
Entertainment – 2.1%
NetEase, Inc.	174,100	3,800,406

Interactive Media & Services – 9.3%
Tencent Holdings Ltd.	197,250	17,160,161

		20,960,567

Information Technology – 9.8%
Electronic Equipment, Instruments & Components – 4.1%
BOE Technology Group Co., Ltd. - Class A	1,554,900	1,461,236
Luxshare Precision Industry Co., Ltd. - Class A	469,310	3,360,585
Shengyi Technology Co., Ltd. - Class A	349,042	1,316,834
Wuxi Lead Intelligent Equipment Co., Ltd.	105,300	1,362,149

		7,500,804

IT Services – 4.4%
21Vianet Group, Inc. (ADR)(a)	134,570	4,903,731
GDS Holdings Ltd.(a)	257,140	3,276,322

		8,180,053

Semiconductors & Semiconductor Equipment – 1.3%
LONGi Green Energy Technology Co., Ltd. - Class A	109,700	1,765,951
Tianshui Huatian Technology Co., Ltd. - Class A	319,600	635,574

		2,401,525

		18,082,382

Industrials – 9.6%
Building Products – 0.5%
Zhuzhou Kibing Group Co., Ltd. - Class A	448,700	1,019,448

Commercial Services & Supplies – 1.8%
A-Living Smart City Services Co., Ltd. - Class H(c)	181,000	757,876
Ever Sunshine Lifestyle Services Group Ltd.(c)	1,005,800	2,478,592

		3,236,468

Company	Shares	U.S. $ Value
Electrical Equipment – 1.6%
Contemporary Amperex Technology Co., Ltd. - Class A	60,049	$2,972,572

Machinery – 5.7%
Sany Heavy Industry Co., Ltd. - Class A	351,821	2,231,634
Weichai Power Co., Ltd. - Class A	873,115	2,971,010
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class A	2,364,134	5,246,403

		10,449,047

		17,677,535

Materials – 6.5%
Chemicals – 1.5%
Hengli Petrochemical Co., Ltd. - Class A	232,384	1,296,617
Wanhua Chemical Group Co., Ltd. - Class A	76,000	1,533,953

		2,830,570

Metals & Mining – 4.3%
Baoshan Iron & Steel Co., Ltd. - Class A	1,478,979	1,714,306
Ganfeng Lithium Co., Ltd.	50,300	769,218
Shandong Nanshan Aluminum Co., Ltd. - Class A	3,238,100	2,054,370
Zijin Mining Group Co., Ltd. - Class A	1,823,400	3,418,081

		7,955,975

Paper & Forest Products – 0.7%
Shandong Chenming Paper Holdings Ltd. - Class A	764,300	1,304,236

		12,090,781

Health Care – 6.2%
Health Care Providers & Services – 1.2%
Aier Eye Hospital Group Co., Ltd. - Class A	79,500	886,919
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	661,100	1,212,597

		2,099,516

Life Sciences Tools & Services – 0.4%
Wuxi Biologics Cayman, Inc.(a) (c)	65,000	805,280

Pharmaceuticals – 4.6%
Jiangsu Hengrui Medicine Co., Ltd. - Class A	171,177	2,687,769
Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	341,200	652,050
Livzon Pharmaceutical Group, Inc. - Class A	176,407	1,012,704
Yunnan Baiyao Group Co., Ltd. - Class A	96,603	1,949,416
Zhejiang Huahai Pharmaceutical Co., Ltd. - Class A	242,968	1,059,983
Zhejiang NHU Co., Ltd. - Class A	177,880	1,190,067

		8,551,989

		11,456,785

Consumer Staples – 5.6%
Beverages – 4.3%
Kweichow Moutai Co., Ltd. - Class A	15,363	5,034,351
Tsingtao Brewery Co., Ltd. - Class A	122,400	1,504,883
Wuliangye Yibin Co., Ltd. - Class A	34,736	1,502,244

		8,041,478

Company	Shares	U.S. $ Value
Food Products – 1.3%
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	202,708	$1,352,851
WH Group Ltd.(c)	1,153,000	1,034,137

		2,386,988

		10,428,466

Real Estate – 2.8%
Real Estate Management & Development – 2.8%
CIFI Holdings Group Co., Ltd.	2,919,083	2,764,420
KWG Living Group Holdings Ltd.(a) (c)	377,600	448,969
Midea Real Estate Holding Ltd.(b) (c)	676,600	1,514,068
Times Neighborhood Holdings Ltd.(c)	576,000	496,295

		5,223,752

Utilities – 1.5%
Gas Utilities – 1.5%
ENN Energy Holdings Ltd.	56,000	856,358
Kunlun Energy Co., Ltd.	2,000,000	1,837,054

		2,693,412

Total Common Stocks (cost $134,210,825)		182,456,928

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $1,083,512)	1,083,512	1,083,512

Total Investments Before Security Lending Collateral for Securities Loaned – 99.4% (cost $135,294,337)		183,540,440

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $1,539,254)	1,539,254	1,539,254

Total Investments – 100.2% (cost $136,833,591)(g)		185,079,694
Other assets less liabilities – (0.2)%		(380,701)

Net Assets – 100.0%		$184,698,993

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $19,281,192 or 10.4% of net assets.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	Affiliated investments.
(g)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,372,174 and gross unrealized depreciation of investments was $(2,126,071), resulting in net unrealized appreciation of $48,246,103.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

February 28, 2021 (unaudited)

95.2%	China
2.2%	Hong Kong
2.0%	Macau
0.6%	Short-Term

100.0%	Total Investments

1	All data are as of February 28, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

AB All China Equity Portfolio

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$2,891,177	$49,207,510	$-0-	$52,098,687
Financials	-0-	31,744,561	-0-	31,744,561
Communication Services	-0-	20,960,567	-0-	20,960,567
Information Technology	4,903,731	13,178,651	-0-	18,082,382
Industrials	-0-	17,677,535	-0-	17,677,535
Materials	-0-	12,090,781	-0-	12,090,781
Health Care	-0-	11,456,785	-0-	11,456,785
Consumer Staples	-0-	10,428,466	-0-	10,428,466
Real Estate	-0-	5,223,752	-0-	5,223,752
Utilities	-0-	2,693,412	-0-	2,693,412
Short-Term Investments:
Investment Companies	1,083,512	-0-	-0-	1,083,512
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,539,254	-0-	-0-	1,539,254

Total Investments in Securities	10,417,674	174,662,020+	-0-	185,079,694
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$10,417,674	$174,662,020	$-0-	$185,079,694

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2021 is as follows:

Fund	Market Value 11/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,210	$16,174	$19,300	$1,084	$0	*
Government Money Market Portfolio**	3,221	2,096	3,778	1,539	0	*
Total				$2,623	$0	*

*	Amount is less than $500.
**	Investments of cash collateral for securities lending transactions.